Details of Income Statement Items	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Note 23 - Details of Income Statement Items

Note 23 - Details of Income Statement Items

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Sales	5,418	5,363	5,405

Cost of sales
Materials	1,504	1,546	1,576
Cost of labor	777	753	694
Energy	343	315	305
Other	1,122	1,089	1,027
	3,746	3,703	3,602

Note 23 - Details of Income Statement Items (cont’d)

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Selling, transport and marketing expenses
Transport	497	475	417
Cost of labor	122	119	113
Other	127	128	123

	746	722	653
General and administrative expenses
Cost of labor	170	188	150
Professional Services	49	77	103
Other	42	56	97
	261	321	350

Research and development expenses, net
Cost of labor	40	48	54
Other	15	25	20

	55	73	74

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Other income
Capital gain from divestitures of subsidiaries and loss of control	54	-	215
Insurance compensation	30	30	20
Retroactive electricity charges	6	16	-
Past service cost	-	14	-
Other	19	11	15

Other income recorded in the income statements	109	71	250

Other expenses
Write-down and impairment of assets	32	489	90
Provision for legal claims	25	8	8
Provision for early retirement and dismissal of employees	20	39	48
Environment related provisions	7	-	-
Provision in respect of prior periods resulting from an arbitration decision	6	13	10
Provision for historical waste removal	-	51	20
Retroactive electricity charges	-	-	20
Other	-	18	15

Other expenses recorded in the income statements	90	618	211

Note 23 - Details of Income Statement Items (cont’d)

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Financing income and expenses
Financing income:
Net change in fair value of derivative financial instruments	104	24	-
Net gain from changes in exchange rates and interest income	1	1	52
	105	25	52

Financing expenses:
Interest expenses to banks and others	120	151	101
Financing expenses in relation to employee benefits	38	17	18
Banks and finance institutions commissions	16	4	5
Net change in fair value of derivative financial instruments	-	-	57
Net loss from changes in exchange rates	78	7	-

Financing expenses	252	179	181
Net of borrowing costs capitalized	23	22	21
	229	157	160

Net financing expenses recorded in the income statements	124	132	108